SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended						12 Months Ended
	May 31, 2025 $ / shares shares	May 31, 2025 ¥ / shares shares	Feb. 28, 2023 $ / shares shares	Feb. 28, 2023 ¥ / shares shares	Aug. 31, 2020 shares	May 31, 2018 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares
Share-based compensation arrangement by share-based payment award
Number of shares granted | shares	1,079,134	1,079,134	47,300	47,300				1,079,134
Exercise price per share | $ / shares	$ 0.00001		$ 0.00001				$ 0.00001
Vesting period (in years)	3 years	3 years
Weighted-average grant date fair value per option | ¥ / shares		¥ 152.48		¥ 54.93				¥ 152.48
Number of options converted from restricted shares | shares	3,906,464	3,906,464
Weighted average exercise price for options converted | $ / shares	$ 0.00001
Fair value assumptions
Exercise price | $ / shares							0.00001					$ 0.00001
Number of options
Options outstanding at beginning | shares								1,635,250
Options granted in 2025 | shares	1,079,134	1,079,134	47,300	47,300				1,079,134
Options converted in 2025 | shares								3,906,464
Options exercised in 2025 | shares								(1,008,084)
Options adjusted for performance conditions in 2025 | shares								(196,580)
Options outstanding at ending | shares								5,416,184	1,635,250
Options exercisable at December 31, 2025 | shares											2,161,753
Options vested or expected to be vested at December 31, 2025 | shares											5,416,184
Weighted Average Exercise Price
Options outstanding at beginning | $ / shares							0.00001
Options granted in 2025 | $ / shares	$ 0.00001		$ 0.00001				0.00001
Options converted in 2025 | $ / shares							0.00001
Options exercised in 2025 | $ / shares							0.00001
Options adjusted for performance conditions in 2025 | $ / shares							0.00001
Options outstanding at ending | $ / shares							0.00001
Options exercisable at December 31, 2025 | $ / shares							0.00001
Options vested or expected to be vested at December 31, 2025 | $ / shares							$ 0.00001
Weighted Average Remaining Contract Life Years
Options granted in 2025								9 years 4 months 20 days
Options converted in 2025								8 years 10 months 20 days
Options exercised in 2025								6 years 6 months 25 days
Options outstanding at ending								7 years 8 months 8 days	4 years 2 months 19 days
Options exercisable at December 31, 2025								5 years 8 months 12 days
Options vested or expected to be vested at December 31, 2025								7 years 8 months 8 days
Aggregate Intrinsic Value
Options outstanding at beginning								¥ 229,049
Options granted in 2025											¥ 72,712
Options converted in 2025											263,218
Options exercised in 2025								(67,925)
Options adjusted for performance conditions in 2025											(13,246)
Options outstanding at ending								364,942	¥ 229,049
Options exercisable at December 31, 2025											145,659
Options vested or expected to be vested at December 31, 2025											¥ 364,942
Share-based compensation expense								¥ 378,374	¥ 167,613	¥ 185,604
Weighted Average Grant-date Fair value
Options outstanding at beginning | ¥ / shares								¥ 49.78
Options granted in 2025 | ¥ / shares		¥ 152.48		¥ 54.93				152.48
Options converted in 2025 | ¥ / shares											¥ 109.75
Options exercised in 2025 | ¥ / shares											77.6
Options adjusted for performance conditions in 2025 | ¥ / shares											152.64
Options outstanding at ending | ¥ / shares								¥ 104.58	¥ 49.78
Options exercisable at December 31, 2023 | ¥ / shares											80.42
Options vested or expected to be vested at December 31, 2023 | ¥ / shares											¥ 104.58
Fair Value of Options without Market Conditions Considered
Fair value assumptions
Risk-free rate of interest								4.22%		4.13%
Estimated volatility rate								56.00%		76.20%
Dividend yield								4.17%		4.70%
Expected life (years)								5 years 6 months		5 years 9 months 10 days
Fair Value of Options with Market Conditions Considered
Fair value assumptions
Risk-free rate of interest								4.24%
Estimated volatility rate								55.30%
Employee Stock Option
Share-based compensation arrangement by share-based payment award
Vesting period (in years)			3 years	3 years
Aggregate Intrinsic Value
Share-based compensation expense								¥ 212,593	¥ 78,531	¥ 123,981
Fair value of the restricted shares vested								127,860	563,119	157,879
Aggregate intrinsic value of options exercised								¥ 67,925	¥ 860,708	¥ 124,114
Employee Stock Option | Employees
Aggregate Intrinsic Value
Unrecognized compensation cost											¥ 184,673
Weighted-average period								9 months 25 days
2018 plan | Employee Stock Option
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares						25,336,096
Expiry period (in years)						10 years
2019 Plan | Employee Stock Option
Share-based compensation arrangement by share-based payment award
Number of shares available for grant | shares					17,547,567
Expiry period (in years)					10 years
Percentage of annual increase in shares					1.00%